Supplemental information on oil and gas activities (Schedule of Results of Operations for Oil and Gas Producing Activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	$ 1,040,125	$ 688,543	$ 393,692
Production costs, excluding depreciation
Operating costs	(99,563)	(99,767)	(89,197)
Royalties and economic rights	(252,287)	(113,023)	(35,875)
Total production costs	(351,850)	(212,790)	(125,072)
Exploration expenses	(34,087)	(16,783)	(64,488)
Accretion expense	(2,641)	(3,140)	(4,276)
Impairment loss for non-financial assets		(4,334)	(99,889)
Depreciation, depletion and amortization	(88,964)	(78,479)	(106,164)
Results of operations before income tax	562,583	373,017	(6,197)
Income tax (expense) benefit	(196,744)	(120,669)	(24,862)
Results of oil and gas operations	365,839	252,348	(31,059)
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	978,423	618,268	334,606
Production costs, excluding depreciation
Operating costs	(78,323)	(72,043)	(61,866)
Royalties and economic rights	(249,303)	(106,341)	(30,453)
Total production costs	(327,626)	(178,384)	(92,319)
Exploration expenses	(28,424)	(11,276)	(12,493)
Accretion expense	(621)	(576)	(670)
Impairment loss for non-financial assets		0	0
Depreciation, depletion and amortization	(72,386)	(54,588)	(56,720)
Results of operations before income tax	549,366	373,444	172,404
Income tax (expense) benefit	(192,278)	(115,768)	(55,169)
Results of oil and gas operations	357,088	257,676	117,235
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	29,196	21,471	21,704
Production costs, excluding depreciation
Operating costs	(12,961)	(10,280)	(9,491)
Royalties and economic rights	(1,165)	(770)	(753)
Total production costs	(14,126)	(11,050)	(10,244)
Exploration expenses	(116)	(4,509)	(50,301)
Accretion expense	(1,516)	(1,319)	(1,358)
Impairment loss for non-financial assets		(17,641)	(81,967)
Depreciation, depletion and amortization	(12,754)	(12,806)	(32,233)
Results of operations before income tax	684	(25,854)	(154,399)
Income tax (expense) benefit	(103)	3,878	23,160
Results of oil and gas operations	581	(21,976)	(131,239)
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	19,873	20,109	12,783
Production costs, excluding depreciation
Operating costs	(3,753)	(2,954)	(2,827)
Royalties and economic rights	(1,546)	(1,642)	(1,049)
Total production costs	(5,299)	(4,596)	(3,876)
Exploration expenses		0	(1,000)
Accretion expense	(504)	(535)	(867)
Impairment loss for non-financial assets		0	(1,717)
Depreciation, depletion and amortization	(1,509)	(2,933)	(2,488)
Results of operations before income tax	12,561	12,045	2,835
Income tax (expense) benefit	(4,271)	(4,095)	(964)
Results of oil and gas operations	8,290	7,950	1,871
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	1,962	28,695	24,599
Production costs, excluding depreciation
Operating costs	(1,306)	(14,490)	(15,013)
Royalties and economic rights	(273)	(4,270)	(3,620)
Total production costs	(1,579)	(18,760)	(18,633)
Exploration expenses	(779)	(998)	(694)
Accretion expense		(710)	(1,381)
Impairment loss for non-financial assets		13,307	(16,205)
Depreciation, depletion and amortization		(8,152)	(14,723)
Results of operations before income tax	(396)	13,382	(27,037)
Income tax (expense) benefit		(4,684)	8,111
Results of oil and gas operations	(396)	$ 8,698	$ (18,926)
Ecuador [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	10,671
Production costs, excluding depreciation
Operating costs	(3,220)
Royalties and economic rights	0
Total production costs	(3,220)
Exploration expenses	(4,768)
Accretion expense	0
Depreciation, depletion and amortization	(2,315)
Results of operations before income tax	368
Income tax (expense) benefit	(92)
Results of oil and gas operations	$ 276